Supplement to the
Fidelity Dynamic
StrategiesSM Fund
February 29, 2008
Prospectus

The following information supplements the prospectus.

The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Financial Highlights - Dynamic Strategies

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.06
Net realized and unrealized gain (loss)	(.18)	(.34)
Total from investment operations	(.12)	(.28)
Distributions from net investment income	-	(.05)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.13)
Net asset value, end of period	$ 9.43	$ 9.59
Total ReturnB, C	(1.23)%	(2.81)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%A
Expenses net of fee waivers, if any	.40%A	.40%A
Expenses net of all reductions	.40%A	.40%A
Net investment income (loss)	1.30%A	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,667	$ 28,567
Portfolio turnover rateE	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

DYS-08-01 November 17, 2008 1.883715.100

Supplement to the
Fidelity Advisor Dynamic StrategiesSM Fund
Class A, Class T, Class B, and Class C
February 29, 2008
Prospectus

The following information supplements the prospectus.

The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Financial Highlights - Class A

Six months ended June 30, 2008 (Unaudited)

Year ended December 31, 2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.06
Net realized and unrealized gain (loss)	(.18)	(.34)
Total from investment operations	(.13)	(.28)
Distributions from net investment income	-	(.05)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.13)
Net asset value, end of period	$ 9.42	$ 9.59
Total Return B, C, D	(1.34)%	(2.85)%
Ratios to Average Net Assets G, I
Expenses before reductions	.75% A	.75%A
Expenses net of fee waivers, if any	.65%A	.65%A
Expenses net of all reductions	.65%A	.65%A
Net investment income (loss)	1.05%A	3.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,888	$ 1,591
Portfolio turnover rateF	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

ADYS-08-01 November 17, 2008 1.883716.100

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Six months ended June 30, 2008 (Unaudited)

Year ended December 31, 2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.06
Net realized and unrealized gain (loss)	(.18)	(.35)
Total from investment operations	(.14)	(.29)
Distributions from net investment income	-	(.04)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.12)
Net asset value, end of period	$ 9.41	$ 9.59
Total Return B, C, D	(1.44)%	(2.89)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.00% A	1.00%A
Expenses net of fee waivers, if any	.90%A	.90%A
Expenses net of all reductions	.90%A	.90%A
Net investment income (loss)	.80%A	3.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,931	$ 1,358
Portfolio turnover rate F	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

Six months ended June 30, 2008 (Unaudited)

Year ended December 31, 2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.05
Net realized and unrealized gain (loss)	(.17)	(.35)
Total from investment operations	(.16)	(.30)
Distributions from net investment income	-	(.03)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.11)
Net asset value, end of period	$ 9.39	$ 9.59
Total ReturnB, C, D	(1.65)%	(2.98)%
Ratios to Average Net Assets G,I
Expenses before reductions	1.50% A	1.50%A
Expenses net of fee waivers, if any	1.40%A	1.40%A
Expenses net of all reductions	1.40%A	1.40%A
Net investment income (loss)	.30%A	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,443	$ 1,231
Portfolio turnover rate F	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Six months ended June 30, 2008 (Unaudited)

Year ended December 31, 2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.05
Net realized and unrealized gain (loss)	(.17)	(.35)
Total from investment operations	(.16)	(.30)
Distributions from net investment income	-	(.03)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.11)
Net asset value, end of period	$ 9.39	$ 9.59
Total ReturnB, C, D	(1.65)%	(2.96)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.50% A	1.50%A
Expenses net of fee waivers, if any	1.40%A	1.40%A
Expenses net of all reductions	1.40%A	1.40%A
Net investment income (loss)	.30%A	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,445	$ 1,425
Portfolio turnover rate F	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Supplement to the
Fidelity Advisor Dynamic StrategiesSM Fund
Institutional Class
February 29, 2008
Prospectus

The following information supplements the prospectus.

The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Financial Highlights - Institutional Class

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.06	.07
Net realized and unrealized gain (loss)	(.17)	(.35)
Total from investment operations	(.11)	(.28)
Distributions from net investment income	-	(.05)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.13)
Net asset value, end of period	$ 9.44	$ 9.59
Total ReturnB, C	(1.13)%	(2.81)%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50%A	.50%A
Expenses net of fee waivers, if any	.40%A	.40%A
Expenses net of all reductions	.40%A	40%A
Net investment income (loss)	1.30%A	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,904	$ 1,331
Portfolio turnover rateE	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

ADYSI-08-01 November 17, 2008 1.883717.100

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.